First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Banks — 99.7%
27,311	Ameris Bancorp	$1,767,022
17,363	Axos Financial, Inc. (a)	1,320,282
9,718	BancFirst Corp.	1,201,339
20,779	Bancorp (The), Inc. (a)	1,183,780
397,287	Bank of America Corp.	18,799,621
52,553	Bank OZK	2,473,144
23,940	BOK Financial Corp.	2,337,262
76,599	Cadence Bank	2,449,636
28,495	Cathay General Bancorp	1,297,377
229,080	Citigroup, Inc.	19,499,290
200,076	Citizens Financial Group, Inc.	8,953,401
90,021	Columbia Banking System, Inc.	2,104,691
44,938	Comerica, Inc.	2,680,552
23,921	Commerce Bancshares, Inc.	1,487,169
18,326	Community Financial System, Inc.	1,042,200
12,877	Cullen/Frost Bankers, Inc.	1,655,210
38,450	East West Bancorp, Inc.	3,882,681
189,580	Fifth Third Bancorp	7,797,425
59,571	First BanCorp	1,240,864
4,471	First Citizens BancShares, Inc., Class A	8,747,377
42,316	First Financial Bancorp	1,026,586
30,798	First Financial Bankshares, Inc.	1,108,112
45,729	First Hawaiian, Inc.	1,141,396
183,122	First Horizon Corp.	3,882,186
26,481	First Merchants Corp.	1,014,222
33,967	Hancock Whitney Corp.	1,949,706
62,178	Home BancShares, Inc.	1,769,586
506,704	Huntington Bancshares, Inc.	8,492,359
20,524	Independent Bank Corp.	1,290,652
19,625	International Bancshares Corp.	1,306,240
69,205	JPMorgan Chase & Co.	20,063,222
47,765	M&T Bank Corp.	9,265,932
120,946	Old National Bancorp	2,580,988
25,571	Pinnacle Financial Partners, Inc.	2,823,294
47,715	PNC Financial Services Group (The), Inc.	8,895,030
45,560	Prosperity Bancshares, Inc.	3,200,134
320,511	Regions Financial Corp.	7,538,419
12,690	ServisFirst Bancshares, Inc.	983,602
27,474	SouthState Corp.	2,528,432
42,658	Synovus Financial Corp.	2,207,551
31,449	TowneBank	1,074,927
390,511	U.S. Bancorp	17,670,623
14,771	UMB Financial Corp.	1,553,318
338,308	Valley National Bancorp	3,021,090
73,870	Webster Financial Corp.	4,033,302
233,848	Wells Fargo & Co.	18,735,902
34,681	Western Alliance Bancorp	2,704,424
Shares	Description	Value

	Banks (Continued)
22,405	Wintrust Financial Corp.	$2,777,772
22,427	WSFS Financial Corp.	1,233,485
52,704	Zions Bancorp N.A.	2,737,446
	Total Common Stocks	230,530,261
	(Cost $211,252,822)
MONEY MARKET FUNDS — 0.1%
166,896	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	166,896
	(Cost $166,896)

	Total Investments — 99.8%	230,697,157
	(Cost $211,419,718)
	Net Other Assets and Liabilities — 0.2%	533,070
	Net Assets — 100.0%	$231,230,227

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 230,530,261	$ 230,530,261	$ —	$ —
Money Market Funds	166,896	166,896	—	—
Total Investments	$230,697,157	$230,697,157	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 34.2%
12,128	Brown-Forman Corp., Class B	$326,364
33,768	Coca-Cola (The) Co.	2,389,086
3,798	Coca-Cola Consolidated, Inc.	424,047
6,851	Constellation Brands, Inc., Class A	1,114,521
35,868	Keurig Dr Pepper, Inc.	1,185,796
18,690	Molson Coors Beverage Co., Class B	898,802
20,696	Monster Beverage Corp. (a)	1,296,397
3,794	National Beverage Corp. (a)	164,053
15,668	PepsiCo, Inc.	2,068,803
		9,867,869
	Chemicals — 4.9%
19,091	Corteva, Inc.	1,422,852
	Consumer Staples Distribution & Retail — 2.6%
9,576	US Foods Holding Corp. (a)	737,448
	Food Products — 57.7%
25,473	Archer-Daniels-Midland Co.	1,344,465
15,509	Bunge Global S.A.	1,245,062
1,851	Cal-Maine Foods, Inc.	184,415
17,557	Campbell’s (The) Co.	538,122
44,744	Conagra Brands, Inc.	915,910
12,673	Flowers Foods, Inc.	202,514
32,375	General Mills, Inc.	1,677,349
6,961	Hershey (The) Co.	1,155,178
26,599	Hormel Foods Corp.	804,620
6,561	Ingredion, Inc.	889,803
7,798	J.M. Smucker (The) Co.	765,763
74,835	Kraft Heinz (The) Co.	1,932,240
791	Lancaster Colony Corp.	136,661
6,537	McCormick & Co., Inc.	495,635
37,438	Mondelez International, Inc., Class A	2,524,819
5,337	Post Holdings, Inc. (a)	581,893
4,003	Simply Good Foods (The) Co. (a)	126,455
19,601	Tyson Foods, Inc., Class A	1,096,480
		16,617,384
	Personal Care Products — 0.4%
2,062	BellRing Brands, Inc. (a)	119,452
	Total Common Stocks	28,765,005
	(Cost $33,876,207)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
19,752	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	$19,752
	(Cost $19,752)

	Total Investments — 99.9%	28,784,757
	(Cost $33,895,959)
	Net Other Assets and Liabilities — 0.1%	30,139
	Net Assets — 100.0%	$28,814,896

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,765,005	$ 28,765,005	$ —	$ —
Money Market Funds	19,752	19,752	—	—
Total Investments	$28,784,757	$28,784,757	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 10.6%
24,418	Archrock, Inc.	$606,299
62,416	Baker Hughes Co.	2,393,029
12,604	Cactus, Inc., Class A	551,047
128,583	Halliburton Co.	2,620,522
15,401	Kodiak Gas Services, Inc.	527,792
40,830	Liberty Energy, Inc.	468,728
73,423	NOV, Inc.	912,648
124,361	Schlumberger N.V.	4,203,402
10,719	Weatherford International PLC	539,273
		12,822,740
	Oil, Gas & Consumable Fuels — 89.3%
41,870	Antero Midstream Corp.	793,436
153,420	APA Corp.	2,806,052
20,240	Cheniere Energy, Inc.	4,928,845
65,324	Chevron Corp.	9,353,744
15,957	Chord Energy Corp.	1,545,435
64,689	Civitas Resources, Inc.	1,780,241
104,506	ConocoPhillips	9,378,368
89,258	Coterra Energy, Inc.	2,265,368
143,039	Devon Energy Corp.	4,550,071
32,592	Diamondback Energy, Inc.	4,478,141
11,110	DT Midstream, Inc.	1,221,100
81,382	EOG Resources, Inc.	9,734,101
49,836	EQT Corp.	2,906,435
93,072	Exxon Mobil Corp.	10,033,162
188,148	Kinder Morgan, Inc.	5,531,551
11,351	Kinetik Holdings, Inc.	500,012
33,881	Magnolia Oil & Gas Corp., Class A	761,645
4,410	Marathon Petroleum Corp.	732,545
37,422	Matador Resources Co.	1,785,778
38,969	Northern Oil & Gas, Inc. (a)	1,104,771
201,870	Occidental Petroleum Corp.	8,480,559
43,170	ONEOK, Inc.	3,523,967
72,635	Ovintiv, Inc.	2,763,762
209,470	Permian Resources Corp.	2,852,981
28,350	Phillips 66	3,382,155
21,506	Range Resources Corp.	874,649
47,171	SM Energy Co.	1,165,595
15,656	Targa Resources Corp.	2,725,396
464	Texas Pacific Land Corp.	490,165
5,066	Valero Energy Corp.	680,972
14,220	Viper Energy, Inc.	542,209
73,954	Williams (The) Cos., Inc.	4,645,051
		108,318,262
	Total Common Stocks	121,141,002
	(Cost $132,440,564)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
73,328	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	$73,328
	(Cost $73,328)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$1,039,415	Bank of America Corp., 4.39% (b), dated 06/30/25, due 07/01/25, with a maturity value of $1,039,542. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $1,060,203. (c)	1,039,415
	(Cost $1,039,415)

	Total Investments — 100.8%	122,253,745
	(Cost $133,553,307)
	Net Other Assets and Liabilities — (0.8)%	(985,097)
	Net Assets — 100.0%	$121,268,648

(a)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $994,291 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,039,415.

(b)	Rate shown reflects yield as of June 30, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 121,141,002	$ 121,141,002	$ —	$ —
Money Market Funds	73,328	73,328	—	—
Repurchase Agreements	1,039,415	—	1,039,415	—
Total Investments	$122,253,745	$121,214,330	$1,039,415	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Biotechnology — 42.3%
5,431	AbbVie, Inc.	$1,008,102
3,993	ACADIA Pharmaceuticals, Inc. (a)	86,129
4,775	ADMA Biologics, Inc. (a)	86,953
1,593	Akero Therapeutics, Inc. (a)	85,002
5,066	Alkermes PLC (a)	144,938
317	Alnylam Pharmaceuticals, Inc. (a)	103,371
1,843	Amgen, Inc.	514,584
4,040	Biogen, Inc. (a)	507,384
2,791	BioMarin Pharmaceutical, Inc. (a)	153,421
810	Blueprint Medicines Corp. (a)	103,826
4,654	Catalyst Pharmaceuticals, Inc. (a)	100,992
1,651	Exact Sciences Corp. (a)	87,734
7,754	Exelixis, Inc. (a)	341,758
4,966	Gilead Sciences, Inc.	550,580
3,605	Halozyme Therapeutics, Inc. (a)	187,532
1,065	Incyte Corp. (a)	72,526
960	Insmed, Inc. (a)	96,614
437	Krystal Biotech, Inc. (a)	60,070
229	Madrigal Pharmaceuticals, Inc. (a)	69,305
1,795	Neurocrine Biosciences, Inc. (a)	225,614
1,416	PTC Therapeutics, Inc. (a)	69,157
812	Regeneron Pharmaceuticals, Inc.	426,300
733	Sarepta Therapeutics, Inc. (a)	12,534
2,016	Scholar Rock Holding Corp. (a)	71,407
2,601	TG Therapeutics, Inc. (a)	93,610
1,774	United Therapeutics Corp. (a)	509,759
2,252	Veracyte, Inc. (a)	60,872
1,526	Vericel Corp. (a)	64,931
163	Vertex Pharmaceuticals, Inc. (a)	72,568
		5,967,573
	Health Care Providers & Services — 1.4%
604	Cardinal Health, Inc.	101,472
1,839	Guardant Health, Inc. (a)	95,701
		197,173
	Life Sciences Tools & Services — 6.1%
1,970	Charles River Laboratories International, Inc. (a)	298,908
2,970	Illumina, Inc. (a)	283,368
862	Medpace Holdings, Inc. (a)	270,547
		852,823
	Pharmaceuticals — 50.0%
15,099	Amneal Pharmaceuticals, Inc. (a)	122,151
614	Axsome Therapeutics, Inc. (a)	64,095
Shares	Description	Value

	Pharmaceuticals (Continued)
19,043	Bristol-Myers Squibb Co.	$881,500
1,292	Corcept Therapeutics, Inc. (a)	94,833
23,217	Elanco Animal Health, Inc. (a)	331,539
617	Eli Lilly & Co.	480,970
3,955	Jazz Pharmaceuticals PLC (a)	419,705
6,880	Johnson & Johnson	1,050,920
12,307	Merck & Co., Inc.	974,222
27,536	Organon & Co.	266,548
5,158	Perrigo Co. PLC	137,822
42,957	Pfizer, Inc.	1,041,278
1,390	Prestige Consumer Healthcare, Inc. (a)	110,992
61,503	Viatris, Inc.	549,222
3,394	Zoetis, Inc.	529,294
		7,055,091
	Total Common Stocks	14,072,660
	(Cost $17,002,441)
MONEY MARKET FUNDS — 0.2%
24,655	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	24,655
	(Cost $24,655)

	Total Investments — 100.0%	14,097,315
	(Cost $17,027,096)
	Net Other Assets and Liabilities — 0.0%	4,921
	Net Assets — 100.0%	$14,102,236

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 14,072,660	$ 14,072,660	$ —	$ —
Money Market Funds	24,655	24,655	—	—
Total Investments	$14,097,315	$14,097,315	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Electronic Equipment, Instruments & Components — 6.0%
10,400	Advanced Energy Industries, Inc.	$1,378,000
186,125	Avnet, Inc.	9,879,515
57,811	Coherent Corp. (a)	5,157,319
		16,414,834
	Semiconductors & Semiconductor Equipment — 94.0%
94,197	Advanced Micro Devices, Inc. (a)	13,366,554
40,890	Analog Devices, Inc.	9,732,638
119,019	Applied Materials, Inc.	21,788,808
94,336	Broadcom, Inc.	26,003,718
33,628	Cirrus Logic, Inc. (a)	3,505,887
21,701	Credo Technology Group Holding Ltd. (a)	2,009,296
48,726	Entegris, Inc.	3,929,752
396,406	Intel Corp.	8,879,494
13,270	KLA Corp.	11,886,470
122,579	Lam Research Corp.	11,931,840
19,210	Lattice Semiconductor Corp. (a)	941,098
10,760	MACOM Technology Solutions Holdings, Inc. (a)	1,541,800
102,448	Marvell Technology, Inc.	7,929,475
141,596	Microchip Technology, Inc.	9,964,111
200,933	Micron Technology, Inc.	24,764,992
8,171	Monolithic Power Systems, Inc.	5,976,106
150,604	NVIDIA Corp.	23,793,926
43,634	NXP Semiconductors N.V.	9,533,593
199,928	ON Semiconductor Corp. (a)	10,478,227
10,997	Onto Innovation, Inc. (a)	1,109,927
119,701	QUALCOMM, Inc.	19,063,581
29,774	Rambus, Inc. (a)	1,906,132
31,358	Semtech Corp. (a)	1,415,500
141,113	Skyworks Solutions, Inc.	10,515,741
18,104	Synaptics, Inc. (a)	1,173,501
48,786	Teradyne, Inc.	4,386,837
47,996	Texas Instruments, Inc.	9,964,930
		257,493,934
	Total Common Stocks	273,908,768
	(Cost $245,512,994)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
119,825	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	$119,825
	(Cost $119,825)

	Total Investments — 100.0%	274,028,593
	(Cost $245,632,819)
	Net Other Assets and Liabilities — (0.0)%	(47,002)
	Net Assets — 100.0%	$273,981,591

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 273,908,768	$ 273,908,768	$ —	$ —
Money Market Funds	119,825	119,825	—	—
Total Investments	$274,028,593	$274,028,593	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 11.9%
1,606	C.H. Robinson Worldwide, Inc.	$154,096
2,115	Expeditors International of Washington, Inc.	241,639
4,427	FedEx Corp.	1,006,301
19,555	United Parcel Service, Inc., Class B	1,973,881
		3,375,917
	Automobile Components — 2.9%
16,314	BorgWarner, Inc.	546,192
1,116	Dorman Products, Inc. (a)	136,900
7,020	Gentex Corp.	154,370
		837,462
	Automobiles — 26.4%
243,737	Ford Motor Co.	2,644,547
47,378	General Motors Co.	2,331,471
7,945	Tesla, Inc. (a)	2,523,809
		7,499,827
	Commercial Services & Supplies — 0.5%
8,367	Driven Brands Holdings, Inc. (a)	146,925
	Distributors — 2.8%
3,595	Genuine Parts Co.	436,109
9,604	LKQ Corp.	355,444
		791,553
	Ground Transportation — 20.2%
36,359	CSX Corp.	1,186,394
3,311	J.B. Hunt Transport Services, Inc.	475,460
4,736	Norfolk Southern Corp.	1,212,274
3,450	Old Dominion Freight Line, Inc.	559,935
5,008	Ryder System, Inc.	796,272
526	Saia, Inc. (a)	144,119
4,718	Union Pacific Corp.	1,085,517
2,207	XPO, Inc. (a)	278,722
		5,738,693
	Machinery — 8.6%
2,831	Allison Transmission Holdings, Inc.	268,917
1,805	Federal Signal Corp.	192,088
1,862	Oshkosh Corp.	211,411
10,853	PACCAR, Inc.	1,031,686
3,531	Westinghouse Air Brake Technologies Corp.	739,215
		2,443,317
Shares	Description	Value

	Marine Transportation — 1.8%
2,637	Kirby Corp. (a)	$299,062
1,913	Matson, Inc.	213,013
		512,075
	Passenger Airlines — 16.2%
7,106	Alaska Air Group, Inc. (a)	351,605
81,104	American Airlines Group, Inc. (a)	909,987
19,359	Delta Air Lines, Inc.	952,076
2,509	SkyWest, Inc. (a)	258,352
5,067	Southwest Airlines Co.	164,373
24,813	United Airlines Holdings, Inc. (a)	1,975,859
		4,612,252
	Specialty Retail — 0.5%
3,977	Valvoline, Inc. (a)	150,609
	Trading Companies & Distributors — 8.1%
12,654	Air Lease Corp.	740,132
1,293	GATX Corp.	198,553
1,812	United Rentals, Inc.	1,365,161
		2,303,846
	Total Common Stocks	28,412,476
	(Cost $27,887,098)
MONEY MARKET FUNDS — 0.1%
23,552	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	23,552
	(Cost $23,552)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$399	Bank of America Corp., 4.39% (b), dated 06/30/25, due 07/01/25, with a maturity value of $399. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $407. (c)	399
	(Cost $399)

	Total Investments — 100.0%	28,436,427
	(Cost $27,911,049)
	Net Other Assets and Liabilities — 0.0%	824
	Net Assets — 100.0%	$28,437,251

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,412,476	$ 28,412,476	$ —	$ —
Money Market Funds	23,552	23,552	—	—
Repurchase Agreements	399	—	399	—
Total Investments	$28,436,427	$28,436,028	$399	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Air Freight & Logistics — 4.7%
2,199	DHL Group (EUR)	$101,566
408	FedEx Corp.	92,743
872	United Parcel Service, Inc., Class B	88,020
		282,329
	Broadline Retail — 18.9%
812	Alibaba Group Holding Ltd., ADR	92,089
465	Amazon.com, Inc. (b)	102,016
4,011	Coupang, Inc. (b)	120,170
1,349	eBay, Inc.	100,446
2,368	JD.com, Inc., ADR	77,291
44	MercadoLibre, Inc. (b)	115,000
379	Naspers Ltd., Class N (ZAR)	118,073
569	Next PLC (GBP)	97,161
953	PDD Holdings, Inc., ADR (b)	99,741
2,069	Prosus N.V. (EUR)	115,693
15,400	Rakuten Group, Inc. (JPY) (b)	85,168
		1,122,848
	Commercial Services & Supplies — 1.2%
1,436	Copart, Inc. (b)	70,464
	Consumer Staples Distribution & Retail — 4.9%
147,000	Alibaba Health Information Technology Ltd. (HKD) (b)	88,762
20,117	JD Health International, Inc. (HKD) (b) (c) (d)	110,196
930	Walmart, Inc.	90,935
		289,893
	Electronic Equipment, Instruments & Components — 2.0%
377	Zebra Technologies Corp., Class A (b)	116,252
	Financial Services — 9.2%
56	Adyen N.V. (EUR) (b) (c) (d)	102,800
281	Corpay, Inc. (b)	93,241
1,212	Fidelity National Information Services, Inc.	98,669
412	Fiserv, Inc. (b)	71,033
1,012	Global Payments, Inc.	81,001
1,391	PayPal Holdings, Inc. (b)	103,379
		550,123
	Ground Transportation — 1.9%
1,187	Uber Technologies, Inc. (b)	110,747
Shares	Description	Value

	Hotels, Restaurants & Leisure — 9.8%
740	Airbnb, Inc., Class A (b)	$97,932
19	Booking Holdings, Inc.	109,995
472	DoorDash, Inc., Class A (b)	116,353
563	Expedia Group, Inc.	94,967
4,505	Meituan, Class B (HKD) (b) (c) (d)	71,908
1,555	Trip.com Group Ltd., ADR	91,185
		582,340
	Industrial REITs — 1.6%
888	Prologis, Inc.	93,347
	Interactive Media & Services — 24.5%
551	Alphabet, Inc., Class A	97,103
8,638	Auto Trader Group PLC (GBP) (c) (d)	97,748
1,074	Baidu, Inc., ADR (b)	92,106
4,090	CAR Group Ltd. (AUD)	100,728
13,500	Kuaishou Technology (HKD) (b) (c) (d)	108,861
23,700	LY Corp. (JPY)	87,292
154	Meta Platforms, Inc., Class A	113,666
667	NAVER Corp. (KRW)	129,733
3,212	Pinterest, Inc., Class A (b)	115,182
561	REA Group Ltd. (AUD)	88,794
826	Reddit, Inc., Class A (b)	124,371
9,209	Rightmove PLC (GBP)	99,684
786	Scout24 SE (EUR) (c) (d)	108,420
10,759	Snap, Inc., Class A (b)	93,496
		1,457,184
	IT Services — 1.9%
995	Shopify, Inc., Class A (b)	114,773
	Marine Transportation — 3.5%
57	A.P. Moller - Maersk A/S, Class B (DKK)	105,968
59,325	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	103,083
		209,051
	Real Estate Management & Development — 4.5%
1,117	CoStar Group, Inc. (b)	89,807
4,659	KE Holdings, Inc., ADR	82,651
1,363	Zillow Group, Inc., Class C (b)	95,478
		267,936
	Specialty Retail — 6.9%
1,410	Best Buy Co., Inc.	94,653
1,268	CarMax, Inc. (b)	85,222

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail (Continued)
414	Carvana Co. (b)	$139,502
570	Williams-Sonoma, Inc.	93,121
		412,498
	Textiles, Apparel & Luxury Goods — 1.3%
328	Lululemon Athletica, Inc. (b)	77,926
	Trading Companies & Distributors — 1.5%
4,400	MonotaRO Co., Ltd. (JPY)	86,927
	Wireless Telecommunication Services — 1.5%
23,259	Taiwan Mobile Co., Ltd. (TWD)	91,565
	Total Common Stocks	5,936,203
	(Cost $5,582,515)
MONEY MARKET FUNDS — 0.1%
6,304	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (e)	6,304
	(Cost $6,304)

	Total Investments — 99.9%	5,942,507
	(Cost $5,588,819)
	Net Other Assets and Liabilities — 0.1%	5,955
	Net Assets — 100.0%	$5,948,462

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Country Allocation†	% of Net Assets
United States	53.7%
Cayman Islands	13.9
United Kingdom	4.9
Japan	4.4
Netherlands	3.7
Germany	3.5
Australia	3.2
South Korea	2.2
South Africa	2.0
Canada	1.9
Denmark	1.8
China	1.7
Taiwan	1.5
Bermuda	1.5
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	64.6%
HKD	8.1
EUR	7.2
GBP	5.0
JPY	4.4
AUD	3.2
KRW	2.2
ZAR	2.0
DKK	1.8
TWD	1.5
Total	100.0%

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,936,203	$ 5,936,203	$ —	$ —
Money Market Funds	6,304	6,304	—	—
Total Investments	$5,942,507	$5,942,507	$—	$—

*	See Portfolio of Investments for industry breakout.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Bermuda — 0.3%
219	Credicorp Ltd.	$48,951
	Brazil — 8.1%
32,400	Ambev S.A. (BRL)	79,433
33,361	Banco Bradesco S.A. (Preference Shares) (BRL)	103,342
14,994	Banco do Brasil S.A. (BRL)	60,963
15,819	Banco Santander Brasil S.A. (BRL)	86,445
10,488	BB Seguridade Participacoes S.A. (BRL)	69,108
2,290	Centrais Eletricas Brasileiras S.A. (BRL)	16,952
916	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	20,085
9,105	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	18,099
8,974	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	20,581
2,336	Energisa S.A. (BRL)	20,776
7,897	Eneva S.A. (BRL) (c)	19,840
2,420	Engie Brasil Energia S.A. (BRL)	20,226
2,919	Equatorial Energia S.A. (BRL)	19,320
13,457	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	91,520
44,729	Itausa S.A. (Preference Shares) (BRL)	90,148
17,969	Klabin S.A. (BRL)	61,020
16,636	Motiva Infraestrutura de Mobilidade S.A. (BRL)	42,225
31,987	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	184,748
10,567	Porto Seguro S.A. (BRL)	107,360
11,939	Rumo S.A. (BRL)	40,719
6,333	Suzano S.A. (BRL)	59,692
2,288	Telefonica Brasil S.A. (BRL)	13,008
3,168	TIM S.A. (BRL)	12,857
5,913	Vale S.A. (BRL)	57,300
4,277	WEG S.A. (BRL)	33,677
		1,349,444
	Cayman Islands — 3.7%
18,000	Hengan International Group Co., Ltd. (HKD)	51,708
7,200	Tencent Holdings Ltd. (HKD)	461,353
30,000	Tingyi Cayman Islands Holding Corp. (HKD)	43,949
3,450	ZTO Express Cayman, Inc. (HKD)	60,870
		617,880
Shares	Description	Value

	Chile — 0.9%
178,960	Banco de Chile (CLP)	$27,066
415,838	Banco Santander Chile (CLP)	26,116
2,778	Cencosud S.A. (CLP)	9,453
1,129	Cia Cervecerias Unidas S.A. (CLP)	7,332
1,341	Empresas Copec S.A. (CLP)	9,132
3,808	Falabella S.A. (CLP)	20,233
1,009,349	Latam Airlines Group S.A. (CLP)	20,434
633	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP) (c)	22,558
		142,324
	China — 11.8%
177,214	Agricultural Bank of China Ltd., Class H (HKD)	126,421
175,930	Bank of China Ltd., Class H (HKD)	102,197
119,094	Bank of Communications Co., Ltd., Class H (HKD)	110,751
70,000	CGN Power Co., Ltd., Class H (HKD) (d) (e)	23,809
136,159	China CITIC Bank Corp., Ltd., Class H (HKD)	129,742
37,000	China Coal Energy Co., Ltd., Class H (HKD)	42,798
120,027	China Construction Bank Corp., Class H (HKD)	121,098
261,000	China Everbright Bank Co., Ltd., Class H (HKD)	130,335
236,500	China Minsheng Banking Corp., Ltd., Class H (HKD)	134,068
71,821	China Petroleum & Chemical Corp., Class H (HKD)	37,603
9,436	China Shenhua Energy Co., Ltd., Class H (HKD)	36,602
281,200	China Tower Corp., Ltd., Class H (HKD) (d) (e)	401,922
9,398	Fuyao Glass Industry Group Co., Ltd., Class H (HKD) (d) (e)	67,103
38,000	Huaneng Power International, Inc., Class H (HKD)	24,494
149,566	Industrial & Commercial Bank of China Ltd., Class H (HKD)	118,510
17,353	Inner Mongolia Yitai Coal Co., Ltd., Class B	34,376
46,000	PetroChina Co., Ltd., Class H (HKD)	39,554
56,752	PICC Property & Casualty Co., Ltd., Class H (HKD)	109,890

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
172,000	Postal Savings Bank of China Co., Ltd., Class H (HKD) (d) (e)	$120,072
21,600	Sinopharm Group Co., Ltd., Class H (HKD)	50,575
		1,961,920
	Colombia — 0.1%
1,727	Grupo Cibest S.A. (Preference Shares) (COP)	19,514
	Czech Republic — 0.3%
537	CEZ A/S (CZK)	31,544
364	Komercni Banka A/S (CZK)	17,602
		49,146
	Hong Kong — 1.0%
248,500	China Resources Pharmaceutical Group Ltd. (HKD) (d) (e)	162,080
	Hungary — 0.5%
801	OTP Bank Nyrt (HUF)	63,984
434	Richter Gedeon Nyrt (HUF)	12,793
		76,777
	India — 38.1%
1,335	Apollo Hospitals Enterprise Ltd. (INR)	112,734
9,608	Asian Paints Ltd. (INR)	262,282
10,456	Bharti Airtel Ltd. (INR)	245,014
1,121	Britannia Industries Ltd. (INR)	76,480
10,923	Dabur India Ltd. (INR)	61,805
7,720	Dr. Reddy’s Laboratories Ltd. (INR)	115,521
8,613	Grasim Industries Ltd. (INR)	285,677
12,154	HCL Technologies Ltd. (INR)	244,979
21,366	HDFC Bank Ltd. (INR)	498,648
56,966	HDFC Life Insurance Co., Ltd. (INR) (d) (e)	540,898
2,449	Hindustan Unilever Ltd. (INR)	65,526
28,970	ICICI Bank Ltd. (INR)	488,396
12,323	Infosys Ltd. (INR)	230,165
13,503	ITC Ltd. (INR)	65,570
2,514	Maruti Suzuki India Ltd. (INR)	363,498
257	MRF Ltd. (INR)	426,615
2,458	Nestle India Ltd. (INR)	70,659
11,012	Pidilite Industries Ltd. (INR)	392,200
30,634	Reliance Industries Ltd. (INR)	536,023
44,333	SBI Cards & Payment Services Ltd. (INR)	492,698
737	Shree Cement Ltd. (INR)	266,664
5,092	Sun Pharmaceutical Industries Ltd. (INR)	99,495
5,367	Tata Consultancy Services Ltd. (INR)	216,658
Shares	Description	Value

	India (Continued)
5,522	Tata Consumer Products Ltd. (INR)	$70,757
2,736	Torrent Pharmaceuticals Ltd. (INR)	108,732
		6,337,694
	Indonesia — 1.7%
70,922	Alamtri Resources Indonesia Tbk PT (IDR)	7,994
67,350	Astra International Tbk PT (IDR)	18,668
97,351	Bank Central Asia Tbk PT (IDR)	52,019
159,131	Bank Mandiri Persero Tbk PT (IDR)	47,832
195,161	Bank Negara Indonesia Persero Tbk PT (IDR)	49,527
204,317	Bank Rakyat Indonesia Persero Tbk PT (IDR)	47,068
275,419	Bumi Resources Minerals Tbk PT (IDR) (c)	6,718
2,960,097	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	10,575
63,943	Merdeka Copper Gold Tbk PT (IDR) (c)	7,877
37,475	Petrosea Tbk PT (IDR)	6,440
158,211	Telkom Indonesia Persero Tbk PT (IDR)	27,091
3,883	United Tractors Tbk PT (IDR)	5,130
		286,939
	Luxembourg — 0.1%
1,297	Allegro.eu S.A. (PLN) (c) (d) (e)	12,447
	Malaysia — 1.7%
20,800	AMMB Holdings Bhd (MYR)	25,194
16,600	CIMB Group Holdings Bhd (MYR)	26,770
10,700	Dialog Group Bhd (MYR)	4,015
15,600	Gamuda Bhd (MYR)	17,747
11,600	Genting Bhd (MYR)	8,403
22,700	Genting Malaysia Bhd (MYR)	10,405
12,000	Hartalega Holdings Bhd (MYR)	4,674
3,300	IHH Healthcare Bhd (MYR)	5,345
8,500	KPJ Healthcare Bhd (MYR)	5,370
11,500	Malayan Banking Bhd (MYR)	26,493
18,800	Press Metal Aluminium Holdings Bhd (MYR)	23,129
26,300	Public Bank Bhd (MYR)	26,922
17,000	RHB Bank Bhd (MYR)	25,436
9,700	Sunway Bhd (MYR)	10,828
7,000	Telekom Malaysia Bhd (MYR)	10,889
3,900	Tenaga Nasional Bhd (MYR)	13,320
28,000	Top Glove Corp. Bhd (MYR) (c)	4,722

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia (Continued)
25,800	YTL Corp. Bhd (MYR)	$14,216
15,500	YTL Power International Bhd (MYR)	14,651
		278,529
	Mexico — 4.0%
27,100	Alfa S.A.B. de C.V., Class A (MXN)	20,017
88,332	America Movil S.A.B. de C.V., Series B (MXN)	78,990
2,413	Arca Continental S.A.B. de C.V. (MXN)	25,504
14,764	Banco del Bajio S.A. (MXN) (d) (e)	35,682
37,471	Cemex S.A.B. de C.V., Series CPO (MXN)	25,860
2,760	Coca-Cola Femsa S.A.B. de C.V. (MXN)	26,743
3,887	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	10,683
7,612	Fibra Uno Administracion S.A. de C.V. (MXN)	10,515
2,608	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	26,852
1,397	Gruma S.A.B. de C.V., Class B (MXN)	24,104
2,152	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	28,270
1,144	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	26,260
773	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	24,678
9,278	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	25,884
4,625	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	42,276
6,334	Grupo Mexico S.A.B. de C.V., Series B (MXN)	38,366
1,707	Industrias Penoles S.A.B. de C.V. (MXN) (c)	47,463
15,387	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	28,151
2,780	Prologis Property Mexico S.A. de C.V. (MXN)	10,507
Shares	Description	Value

	Mexico (Continued)
3,691	Qualitas Controladora S.A.B. de C.V. (MXN)	$37,902
18,527	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	61,363
		656,070
	Morocco — 0.1%
312	Attijariwafa Bank (MAD)	23,577
	Netherlands — 0.1%
1,099	NEPI Rockcastle N.V. (ZAR)	8,377
2,726	Pepco Group N.V. (PLN) (e)	16,374
247	X5 Retail Group N.V., GDR (c) (e) (f) (g) (h)	0
		24,751
	Philippines — 0.9%
109,310	Ayala Land, Inc. (PHP)	52,394
11,210	Bank of the Philippine Islands (PHP)	25,871
9,751	BDO Unibank, Inc. (PHP)	26,451
5,660	International Container Terminal Services, Inc. (PHP)	41,297
		146,013
	Poland — 1.6%
696	Alior Bank S.A. (PLN)	18,267
474	Bank Polska Kasa Opieki S.A. (PLN)	24,329
27	Budimex S.A. (PLN)	4,174
173	CCC S.A. (PLN) (c)	9,815
191	CD Projekt S.A. (PLN)	14,880
231	Dino Polska S.A. (PLN) (c) (d) (e)	33,711
379	KGHM Polska Miedz S.A. (PLN) (c)	13,554
2	LPP S.A. (PLN)	8,140
103	mBank S.A. (PLN) (c)	22,804
1,700	ORLEN S.A. (PLN)	38,723
2,837	PGE Polska Grupa Energetyczna S.A. (PLN) (c)	8,977
1,108	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	23,129
1,488	Powszechny Zaklad Ubezpieczen S.A. (PLN)	26,009
150	Santander Bank Polska S.A. (PLN)	20,542
		267,054
	Russia — 0.0%
7,696	Alrosa PJSC (RUB) (c) (f) (g) (h)	0
40,399	Credit Bank of Moscow PJSC (RUB) (c) (f) (g) (h)	0
4,700	GMK Norilskiy Nickel PAO (RUB) (c) (f) (g) (h)	0

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Russia (Continued)
172,018	Inter RAO UES PJSC (RUB) (c) (f) (g) (h)	$0
96	Magnit PJSC (RUB) (c) (f) (g) (h)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (f) (g) (h)	0
2,140	Mobile TeleSystems PJSC (RUB) (c) (f) (g) (h)	0
1,668	Moscow Exchange MICEX-RTS PJSC (RUB) (c) (f) (g) (h)	0
4,741	Novolipetsk Steel PJSC (RUB) (c) (f) (g) (h)	0
850	Polyus PJSC (RUB) (c) (f) (g) (h)	0
676	Severstal PAO (RUB) (c) (f) (g) (h)	0
10,776	Sistema AFK PAO (RUB) (c) (f) (g) (h)	0
3,253	Tatneft PJSC (RUB) (c) (f) (g) (h)	0
		0
	South Africa — 3.7%
2,837	Absa Group Ltd. (ZAR)	28,204
995	Aspen Pharmacare Holdings Ltd. (ZAR)	6,716
623	Bid Corp., Ltd. (ZAR)	16,449
702	Bidvest Group Ltd. (ZAR)	9,260
162	Capitec Bank Holdings Ltd. (ZAR)	32,493
809	Clicks Group Ltd. (ZAR)	16,953
2,517	Discovery Ltd. (ZAR)	30,539
465	Exxaro Resources Ltd. (ZAR)	3,859
6,990	FirstRand Ltd. (ZAR)	29,885
1,042	Foschini Group Ltd. (ZAR)	7,588
11,247	Growthpoint Properties Ltd. (ZAR)	8,507
585	Mr Price Group Ltd. (ZAR)	7,317
4,852	MTN Group Ltd. (ZAR)	38,599
499	Naspers Ltd., Class N (ZAR)	155,457
1,952	Nedbank Group Ltd. (ZAR)	26,798
42,196	Old Mutual Ltd. (ZAR)	28,768
7,204	OUTsurance Group Ltd. (ZAR)	31,874
5,076	Pepkor Holdings Ltd. (ZAR) (d) (e)	7,807
3,182	Remgro Ltd. (ZAR)	28,434
6,068	Sanlam Ltd. (ZAR)	30,392
1,005	Shoprite Holdings Ltd. (ZAR)	15,722
2,097	Standard Bank Group Ltd. (ZAR)	26,951
Shares	Description	Value

	South Africa (Continued)
986	Tiger Brands Ltd. (ZAR)	$17,760
2,541	Woolworths Holdings Ltd. (ZAR)	7,429
		613,761
	Taiwan — 17.4%
118,142	Asia Cement Corp. (TWD)	172,489
72,429	Catcher Technology Co., Ltd. (TWD)	525,638
83,459	Chang Hwa Commercial Bank Ltd. (TWD)	53,426
134,944	China Steel Corp. (TWD)	86,846
13,195	Chunghwa Telecom Co., Ltd. (TWD)	60,979
37,551	CTBC Financial Holding Co., Ltd. (TWD)	56,175
51,527	E.Sun Financial Holding Co., Ltd. (TWD)	57,944
18,430	Far EasTone Telecommunications Co., Ltd. (TWD)	56,529
54,765	First Financial Holding Co., Ltd. (TWD)	54,461
17,367	Fubon Financial Holding Co., Ltd. (TWD)	51,901
53,287	Hua Nan Financial Holdings Co., Ltd. (TWD)	49,617
86,379	KGI Financial Holding Co., Ltd. (TWD)	44,207
37,128	Mega Financial Holding Co., Ltd. (TWD)	52,174
4,279	President Chain Store Corp. (TWD)	37,572
32,920	Shanghai Commercial & Savings Bank (The) Ltd. (TWD)	52,290
66,579	SinoPac Financial Holdings Co., Ltd. (TWD)	55,156
212,518	Synnex Technology International Corp. (TWD)	468,512
86,127	Taishin Financial Holding Co., Ltd. (TWD)	46,436
101,465	Taiwan Business Bank (TWD)	53,317
61,596	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	52,188
14,554	Taiwan Mobile Co., Ltd. (TWD)	57,295
172,144	TCC Group Holdings Co., Ltd. (TWD)	150,270
13,341	Uni-President Enterprises Corp. (TWD)	36,992
339,838	United Microelectronics Corp. (TWD)	514,201
44,287	Yuanta Financial Holding Co., Ltd. (TWD)	51,773
		2,898,388

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Thailand — 2.4%
3,600	Advanced Info Service PCL (THB)	$30,786
10,900	Airports of Thailand PCL (THB)	10,143
3,000	Bangkok Bank PCL (THB)	12,827
31,400	Bangkok Dusit Medical Services PCL (THB)	20,091
75,900	Bangkok Expressway & Metro PCL (THB)	11,160
4,200	Bumrungrad Hospital PCL (THB)	18,023
12,400	Central Pattana PCL (THB)	17,641
24,600	Charoen Pokphand Foods PCL (THB)	17,405
11,800	CP ALL PCL (THB)	15,971
14,972	Gulf Development PCL (THB) (c)	17,846
54,500	Home Product Center PCL (THB)	10,897
2,700	Kasikornbank PCL (THB)	12,749
18,200	Krung Thai Bank PCL (THB)	11,925
9,700	Krungthai Card PCL (THB)	7,161
17,900	Minor International PCL (THB)	12,774
12,000	Muangthai Capital PCL (THB)	13,012
5,100	PTT Exploration & Production PCL (THB)	17,178
50,800	PTT Oil & Retail Business PCL (THB) (d) (e)	17,658
18,700	PTT PCL (THB)	17,257
3,600	SCB X PCL (THB)	13,012
2,600	Siam Cement (The) PCL (THB)	13,436
45,500	Thai Beverage PCL (SGD)	16,461
4,400	Tisco Financial Group PCL (THB)	13,095
224,100	TMBThanachart Bank PCL (THB)	13,029
84,500	True Corp. PCL (THB) (c)	28,852
		390,389
	Turkey — 1.1%
6,515	Akbank T.A.S. (TRY)	11,159
16,250	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	6,109
2,010	Arcelik A/S (TRY) (c)	6,184
1,920	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	7,272
2,027	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY)	4,732
592	BIM Birlesik Magazalar A/S (TRY)	7,356
5,079	Coca-Cola Icecek A/S (TRY)	6,276
Shares	Description	Value

	Turkey (Continued)
3,617	Enka Insaat ve Sanayi A/S (TRY)	$6,036
10,171	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY) (c)	6,810
2,602	Ford Otomotiv Sanayi A/S (TRY)	5,832
871	Gubre Fabrikalari T.A.S. (TRY) (c)	4,994
4,050	Haci Omer Sabanci Holding A/S (TRY)	9,119
3,085	KOC Holding A/S (TRY)	11,932
548	Migros Ticaret A/S (TRY)	6,809
7,563	Oyak Cimento Fabrikalari A/S (TRY) (i)	4,129
1,069	Pegasus Hava Tasimaciligi A/S (TRY) (c)	6,900
951	TAV Havalimanlari Holding A/S (TRY) (c)	6,317
1,537	Tofas Turk Otomobil Fabrikasi A/S (TRY)	7,573
886	Turk Hava Yollari AO (TRY)	6,308
3,953	Turkcell Iletisim Hizmetleri A/S (TRY)	9,546
27,764	Turkiye Is Bankasi A/S, Class C (TRY)	9,309
3,657	Turkiye Petrol Rafinerileri A/S (TRY)	12,858
5,967	Turkiye Sise ve Cam Fabrikalari A/S (TRY)	5,401
14,206	Turkiye Vakiflar Bankasi TAO, Class D (TRY) (c)	9,440
14,159	Yapi ve Kredi Bankasi A/S (TRY) (c)	11,272
		189,673
	Total Common Stocks	16,553,321
	(Cost $14,537,270)
WARRANTS (a) (b) — 0.0%
	Malaysia — 0.0%
5,200	YTL Corp. Bhd, expiring 6/2/2028, (MYR) (c) (f) (g)	1,012
3,120	YTL Power International Bhd, expiring 6/2/2028, (MYR) (c) (f) (g)	1,134
	Total Warrants	2,146
	(Cost $0)

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
62,655	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (j)	$62,655
	(Cost $62,655)

	Total Investments — 100.0%	16,618,122
	(Cost $14,599,925)
	Net Other Assets and Liabilities — (0.0)%	(4,648)
	Net Assets — 100.0%	$16,613,474

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $2,146 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Non-income producing security which makes payment-in- kind distributions.
(j)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MAD	– Moroccan Dirham
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	35.3%
Information Technology	13.2
Materials	12.1
Communication Services	9.3
Consumer Discretionary	7.3
Consumer Staples	6.6
Energy	6.1
Health Care	4.4
Industrials	2.7
All Other	3.0
Total	100.0%

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
INR	38.1%
TWD	17.4
HKD	16.3
BRL	8.1
MXN	4.0
ZAR	3.7
THB	2.3
PLN	1.8
IDR	1.7
MYR	1.7
TRY	1.1
PHP	0.9
CLP	0.9
USD	0.9
HUF	0.5
CZK	0.3
MAD	0.1
COP	0.1
SGD	0.1
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 24,751	$ 24,751	$ —	$ —**
Russia	—**	—	—	—**
Thailand	390,389	16,461	373,928	—
Other Country Categories*	16,138,181	16,138,181	—	—
Warrants*	2,146	—	2,146	—
Money Market Funds	62,655	62,655	—	—
Total Investments	$16,618,122	$16,242,048	$376,074	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 1.4%
731	General Dynamics Corp.	$213,204
935	L3Harris Technologies, Inc.	234,535
562	Lockheed Martin Corp.	260,285
		708,024
	Air Freight & Logistics — 1.5%
2,358	C.H. Robinson Worldwide, Inc.	226,250
5,413	United Parcel Service, Inc., Class B	546,388
		772,638
	Banks — 5.1%
7,747	Bank of America Corp.	366,588
12,960	Fifth Third Bancorp	533,045
35,087	Huntington Bancshares, Inc.	588,058
2,201	M&T Bank Corp.	426,972
14,442	U.S. Bancorp	653,501
		2,568,164
	Biotechnology — 1.0%
2,830	AbbVie, Inc.	525,305
	Building Products — 0.4%
2,877	A.O. Smith Corp.	188,645
	Capital Markets — 5.6%
43,553	Franklin Resources, Inc.	1,038,739
4,043	Northern Trust Corp.	512,612
4,782	State Street Corp.	508,518
7,686	T. Rowe Price Group, Inc.	741,699
		2,801,568
	Chemicals — 1.2%
593	Air Products and Chemicals, Inc.	167,262
2,179	CF Industries Holdings, Inc.	200,468
3,088	Eastman Chemical Co.	230,550
		598,280
	Containers & Packaging — 0.7%
35,684	Amcor PLC	327,936
	Distributors — 1.7%
5,069	Genuine Parts Co.	614,920
830	Pool Corp.	241,929
		856,849
	Diversified Telecommunication Services — 2.8%
32,357	Verizon Communications, Inc.	1,400,087
	Electric Utilities — 2.2%
1,450	American Electric Power Co., Inc.	150,452
1,287	Duke Energy Corp.	151,866
4,404	Edison International	227,246
2,592	Evergy, Inc.	178,667
Shares	Description	Value

	Electric Utilities (Continued)
3,812	Eversource Energy	$242,519
1,816	Pinnacle West Capital Corp.	162,478
		1,113,228
	Electronic Equipment, Instruments & Components — 5.6%
5,809	Amphenol Corp., Class A	573,639
23,387	Corning, Inc.	1,229,922
6,067	TE Connectivity PLC	1,023,321
		2,826,882
	Food Products — 2.9%
6,890	Archer-Daniels-Midland Co.	363,654
8,131	Campbell’s (The) Co.	249,215
16,240	Conagra Brands, Inc.	332,433
5,468	General Mills, Inc.	283,297
2,420	J.M. Smucker (The) Co.	237,644
		1,466,243
	Ground Transportation — 0.9%
906	Norfolk Southern Corp.	231,909
911	Union Pacific Corp.	209,603
		441,512
	Health Care Equipment & Supplies — 2.1%
2,193	Abbott Laboratories	298,270
1,437	Becton Dickinson & Co.	247,523
5,954	Medtronic PLC	519,010
		1,064,803
	Health Care Providers & Services — 3.5%
1,748	Cardinal Health, Inc.	293,664
873	Cigna Group (The)	288,596
9,583	CVS Health Corp.	661,035
1,744	Quest Diagnostics, Inc.	313,275
600	UnitedHealth Group, Inc.	187,182
		1,743,752
	Hotels, Restaurants & Leisure — 0.7%
1,212	McDonald’s Corp.	354,110
	Household Durables — 1.1%
1,213	Garmin Ltd.	253,177
2,758	Lennar Corp., Class A	305,063
		558,240
	Industrial Conglomerates — 0.4%
954	Honeywell International, Inc.	222,168
	Insurance — 4.4%
2,318	Aflac, Inc.	244,456
2,117	Cincinnati Financial Corp.	315,264
745	Everest Group Ltd.	253,188

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
4,405	MetLife, Inc.	$354,250
5,785	Principal Financial Group, Inc.	459,503
5,733	Prudential Financial, Inc.	615,953
		2,242,614
	IT Services — 4.2%
2,704	Accenture PLC, Class A	808,199
4,495	International Business Machines Corp.	1,325,036
		2,133,235
	Leisure Products — 2.2%
14,712	Hasbro, Inc.	1,086,040
	Machinery — 2.2%
722	Cummins, Inc.	236,455
902	Illinois Tool Works, Inc.	223,020
736	Snap-on, Inc.	229,028
6,364	Stanley Black & Decker, Inc.	431,161
		1,119,664
	Media — 5.5%
24,000	Comcast Corp., Class A	856,560
46,851	Interpublic Group of (The) Cos., Inc.	1,146,913
10,662	Omnicom Group, Inc.	767,024
		2,770,497
	Oil, Gas & Consumable Fuels — 3.3%
3,351	Chevron Corp.	479,830
13,451	Coterra Energy, Inc.	341,386
3,474	Exxon Mobil Corp.	374,497
5,495	ONEOK, Inc.	448,557
		1,644,270
	Personal Care Products — 0.5%
11,630	Kenvue, Inc.	243,416
	Pharmaceuticals — 3.3%
13,409	Bristol-Myers Squibb Co.	620,702
3,081	Johnson & Johnson	470,623
7,337	Merck & Co., Inc.	580,797
		1,672,122
	Professional Services — 0.8%
606	Automatic Data Processing, Inc.	186,890
1,565	Paychex, Inc.	227,645
		414,535
	Residential REITs — 0.5%
483	Essex Property Trust, Inc.	136,882
906	Mid-America Apartment Communities, Inc.	134,097
		270,979
Shares	Description	Value

	Retail REITs — 0.8%
1,898	Federal Realty Investment Trust	$180,291
3,822	Realty Income Corp.	220,185
		400,476
	Semiconductors & Semiconductor Equipment — 15.1%
4,405	Analog Devices, Inc.	1,048,478
3,627	Applied Materials, Inc.	663,995
625	KLA Corp.	559,838
36,831	Microchip Technology, Inc.	2,591,797
6,473	QUALCOMM, Inc.	1,030,890
8,173	Texas Instruments, Inc.	1,696,878
		7,591,876
	Software — 1.9%
4,472	Oracle Corp.	977,713
	Specialized REITs — 0.7%
1,234	Extra Space Storage, Inc.	181,941
542	Public Storage	159,034
		340,975
	Specialty Retail — 3.4%
13,846	Best Buy Co., Inc.	929,482
1,199	Home Depot (The), Inc.	439,601
1,542	Lowe’s Cos., Inc.	342,124
		1,711,207
	Technology Hardware, Storage & Peripherals — 7.0%
90,185	Hewlett Packard Enterprise Co.	1,844,283
69,723	HP, Inc.	1,705,425
		3,549,708
	Textiles, Apparel & Luxury Goods — 1.1%
7,477	NIKE, Inc., Class B	531,166
	Tobacco — 1.6%
9,057	Altria Group, Inc.	531,012
1,579	Philip Morris International, Inc.	287,583
		818,595
	Trading Companies & Distributors — 0.4%
4,880	Fastenal Co.	204,960
	Total Common Stocks	50,262,482
	(Cost $48,102,369)

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
32,904	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (a)	$32,904
	(Cost $32,904)

	Total Investments — 99.8%	50,295,386
	(Cost $48,135,273)
	Net Other Assets and Liabilities — 0.2%	105,739
	Net Assets — 100.0%	$50,401,125

(a)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 50,262,482	$ 50,262,482	$ —	$ —
Money Market Funds	32,904	32,904	—	—
Total Investments	$50,295,386	$50,295,386	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Air Freight & Logistics — 1.9%
4,140	C.H. Robinson Worldwide, Inc.	$397,233
3,536	Expeditors International of Washington, Inc.	403,988
		801,221
	Automobile Components — 2.1%
17,499	Gentex Corp.	384,803
5,254	Visteon Corp. (a)	490,198
		875,001
	Banks — 10.3%
3,317	City Holding Co.	406,067
6,298	Commerce Bancshares, Inc.	391,547
3,381	Cullen/Frost Bankers, Inc.	434,594
4,873	East West Bancorp, Inc.	492,075
20,673	First BanCorp	430,619
6,387	International Bancshares Corp.	425,119
10,536	OFG Bancorp	450,941
5,364	Pathward Financial, Inc.	424,400
4,656	Preferred Bank	402,953
8,207	Westamerica BanCorp	397,547
		4,255,862
	Beverages — 1.6%
11,165	Brown-Forman Corp., Class B	300,450
8,671	National Beverage Corp. (a)	374,934
		675,384
	Biotechnology — 2.7%
13,973	Alkermes PLC (a)	399,768
6,417	Halozyme Therapeutics, Inc. (a)	333,812
1,325	United Therapeutics Corp. (a)	380,739
		1,114,319
	Building Products — 3.0%
5,975	A.O. Smith Corp.	391,781
2,986	Allegion PLC	430,342
2,560	Simpson Manufacturing Co., Inc.	397,594
		1,219,717
	Capital Markets — 10.3%
10,767	Artisan Partners Asset Management, Inc., Class A	477,301
1,738	Cboe Global Markets, Inc.	405,319
5,081	Cohen & Steers, Inc.	382,853
883	FactSet Research Systems, Inc.	394,948
10,042	Federated Hermes, Inc.	445,061
2,461	Houlihan Lokey, Inc.	442,857
1,676	MarketAxess Holdings, Inc.	374,318
1,361	Morningstar, Inc.	427,259
5,265	SEI Investments Co.	473,113
4,381	T. Rowe Price Group, Inc.	422,767
		4,245,796
Shares	Description	Value

	Chemicals — 2.9%
4,817	Cabot Corp.	$361,275
3,771	PPG Industries, Inc.	428,951
3,658	RPM International, Inc.	401,795
		1,192,021
	Commercial Services & Supplies — 4.0%
5,587	Brady Corp., Class A	379,749
1,823	Clean Harbors, Inc. (a)	421,441
2,619	MSA Safety, Inc.	438,761
4,214	Veralto Corp.	425,403
		1,665,354
	Communications Equipment — 1.0%
1,459	F5, Inc. (a)	429,413
	Construction & Engineering — 1.1%
3,998	AECOM	451,214
	Consumer Staples Distribution & Retail — 1.0%
820	Casey’s General Stores, Inc.	418,421
	Containers & Packaging — 2.9%
2,623	AptarGroup, Inc.	410,316
2,208	Avery Dennison Corp.	387,438
2,015	Packaging Corp. of America	379,726
		1,177,480
	Diversified Consumer Services — 2.2%
2,164	Grand Canyon Education, Inc. (a)	408,996
14,930	Perdoceo Education Corp.	488,062
		897,058
	Electric Utilities — 0.9%
4,778	Otter Tail Corp.	368,336
	Electronic Equipment, Instruments & Components — 3.4%
2,491	CDW Corp.	444,868
8,448	Crane NXT Co.	455,347
6,479	Trimble, Inc. (a)	492,274
		1,392,489
	Financial Services — 1.0%
1,222	Corpay, Inc. (a)	405,484
	Food Products — 2.7%
2,265	Hershey (The) Co.	375,877
2,908	Ingredion, Inc.	394,383
1,996	Lancaster Colony Corp.	344,849
		1,115,109

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 0.9%
2,737	Landstar System, Inc.	$380,498
	Health Care Equipment & Supplies — 2.2%
6,555	Hologic, Inc. (a)	427,124
1,528	Insulet Corp. (a)	480,067
		907,191
	Health Care Providers & Services — 3.0%
649	Chemed Corp.	316,018
3,651	Encompass Health Corp.	447,722
2,948	Ensign Group (The), Inc.	454,758
		1,218,498
	Hotels, Restaurants & Leisure — 1.1%
2,330	Texas Roadhouse, Inc.	436,665
	Household Durables — 2.8%
790	Cavco Industries, Inc. (a)	343,200
52	NVR, Inc. (a)	384,054
3,973	PulteGroup, Inc.	418,993
		1,146,247
	Household Products — 0.8%
2,699	Clorox (The) Co.	324,069
	Insurance — 9.6%
2,948	American Financial Group, Inc.	372,067
3,989	Axis Capital Holdings Ltd.	414,138
2,853	Cincinnati Financial Corp.	424,869
6,104	Fidelity National Financial, Inc.	342,190
2,334	Hanover Insurance Group (The), Inc.	396,477
213	Markel Group, Inc. (a)	425,438
1,482	Primerica, Inc.	405,579
1,568	RenaissanceRe Holdings Ltd.	380,867
4,973	Unum Group	401,619
5,484	W.R. Berkley Corp.	402,909
		3,966,153
	Interactive Media & Services — 1.0%
11,412	Yelp, Inc. (a)	391,089
	Life Sciences Tools & Services — 1.0%
1,175	Waters Corp. (a)	410,122
	Machinery — 8.4%
6,013	Donaldson Co., Inc.	417,002
4,801	Graco, Inc.	412,742
2,945	ITT, Inc.	461,864
3,041	Lindsay Corp.	438,664
5,318	Mueller Industries, Inc.	422,622
2,087	Nordson Corp.	447,390
Shares	Description	Value

	Machinery (Continued)
1,235	Snap-on, Inc.	$384,307
1,915	Watts Water Technologies, Inc., Class A	470,879
		3,455,470
	Media — 1.0%
7,657	New York Times (The) Co., Class A	428,639
	Metals & Mining — 1.0%
3,189	Steel Dynamics, Inc.	408,224
	Oil, Gas & Consumable Fuels — 1.0%
17,889	Magnolia Oil & Gas Corp., Class A	402,145
	Personal Care Products — 1.2%
3,627	Interparfums, Inc.	476,261
	Professional Services — 5.7%
8,405	ExlService Holdings, Inc. (a)	368,055
4,820	Exponent, Inc.	360,102
7,926	Genpact Ltd.	348,823
2,706	Leidos Holdings, Inc.	426,899
8,306	Robert Half, Inc.	340,961
6,776	UL Solutions, Inc., Class A	493,700
		2,338,540
	Software — 2.3%
8,754	Dynatrace, Inc. (a)	483,308
3,128	Qualys, Inc. (a)	446,898
		930,206
	Specialized REITs — 0.8%
14,924	Rayonier, Inc.	331,014
	Specialty Retail — 1.2%
10,901	Buckle (The), Inc.	494,360
	Total Common Stocks	41,145,070
	(Cost $39,217,327)
MONEY MARKET FUNDS — 0.0%
17,766	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	17,766
	(Cost $17,766)

	Total Investments — 100.0%	41,162,836
	(Cost $39,235,093)
	Net Other Assets and Liabilities — 0.0%	1,323
	Net Assets — 100.0%	$41,164,159

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 41,145,070	$ 41,145,070	$ —	$ —
Money Market Funds	17,766	17,766	—	—
Total Investments	$41,162,836	$41,162,836	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 8.3%
4,400	Axos Financial, Inc. (a)	$334,576
11,862	Columbia Banking System, Inc.	277,334
2,354	Cullen/Frost Bankers, Inc.	302,583
3,397	East West Bancorp, Inc.	343,029
5,445	Enterprise Financial Services Corp.	300,020
3,306	Esquire Financial Holdings, Inc.	312,946
2,405	Nicolet Bankshares, Inc.	296,969
5,501	WSFS Financial Corp.	302,555
		2,470,012
	Biotechnology — 4.8%
9,690	Alkermes PLC (a)	277,231
11,664	Catalyst Pharmaceuticals, Inc. (a)	253,109
7,240	Exelixis, Inc. (a)	319,103
4,500	Halozyme Therapeutics, Inc. (a)	234,090
2,588	Neurocrine Biosciences, Inc. (a)	325,285
		1,408,818
	Broadline Retail — 1.1%
2,371	Ollie’s Bargain Outlet Holdings, Inc. (a)	312,450
	Building Products — 5.8%
2,517	Advanced Drainage Systems, Inc.	289,103
896	CSW Industrials, Inc.	257,000
477	Lennox International, Inc.	273,435
1,781	Simpson Manufacturing Co., Inc.	276,607
3,826	Tecnoglass, Inc.	295,979
8,805	Zurn Elkay Water Solutions Corp.	321,999
		1,714,123
	Capital Markets — 6.0%
1,201	Cboe Global Markets, Inc.	280,085
614	FactSet Research Systems, Inc.	274,630
6,985	Federated Hermes, Inc.	309,575
1,938	Hamilton Lane, Inc., Class A	275,429
946	Morningstar, Inc.	296,978
2,011	PJT Partners, Inc., Class A	331,835
		1,768,532
	Chemicals — 0.9%
2,546	RPM International, Inc.	279,653
	Commercial Services & Supplies — 1.0%
1,273	Clean Harbors, Inc. (a)	294,292
	Construction & Engineering — 5.4%
1,800	Argan, Inc.	396,864
756	Comfort Systems USA, Inc.	405,375
Shares	Description	Value

	Construction & Engineering (Continued)
694	EMCOR Group, Inc.	$371,213
1,882	Sterling Infrastructure, Inc. (a)	434,234
		1,607,686
	Construction Materials — 1.0%
2,883	United States Lime & Minerals, Inc.	287,723
	Consumer Staples Distribution & Retail — 1.9%
571	Casey’s General Stores, Inc.	291,364
1,652	Sprouts Farmers Market, Inc. (a)	271,985
		563,349
	Containers & Packaging — 1.0%
1,839	AptarGroup, Inc.	287,675
	Diversified Consumer Services — 4.0%
2,465	Adtalem Global Education, Inc. (a)	313,622
2,238	Bright Horizons Family Solutions, Inc. (a)	276,595
1,933	Stride, Inc. (a)	280,652
9,479	Universal Technical Institute, Inc. (a)	321,243
		1,192,112
	Electrical Equipment — 1.1%
775	Hubbell, Inc.	316,518
	Energy Equipment & Services — 2.2%
6,918	Cactus, Inc., Class A	302,455
7,708	Tidewater, Inc. (a)	355,570
		658,025
	Financial Services — 2.9%
857	Corpay, Inc. (a)	284,370
2,799	Euronet Worldwide, Inc. (a)	283,762
41,793	Payoneer Global, Inc. (a)	286,282
		854,414
	Food Products — 1.8%
2,031	Ingredion, Inc.	275,444
1,419	Lancaster Colony Corp.	245,161
		520,605
	Health Care Equipment & Supplies — 0.7%
2,623	Lantheus Holdings, Inc. (a)	214,719
	Health Care Providers & Services — 5.8%
2,270	CorVel Corp. (a)	233,310
2,556	Encompass Health Corp.	313,442
2,046	Ensign Group (The), Inc.	315,616

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
2,865	National HealthCare Corp.	$306,584
8,214	Option Care Health, Inc. (a)	266,791
12,340	Progyny, Inc. (a)	271,480
		1,707,223
	Hotels, Restaurants & Leisure — 1.0%
1,633	Texas Roadhouse, Inc.	306,040
	Household Durables — 3.0%
1,675	Installed Building Products, Inc.	302,036
2,767	PulteGroup, Inc.	291,808
931	TopBuild Corp. (a)	301,402
		895,246
	Insurance — 6.5%
1,382	Assurant, Inc.	272,931
638	Erie Indemnity Co., Class A	221,252
1,819	HCI Group, Inc.	276,852
545	Kinsale Capital Group, Inc.	263,725
4,934	Mercury General Corp.	332,256
1,097	RenaissanceRe Holdings Ltd.	266,461
3,821	W.R. Berkley Corp.	280,729
		1,914,206
	Interactive Media & Services — 2.2%
11,966	EverQuote, Inc., Class A (a)	289,338
10,401	Pinterest, Inc., Class A (a)	372,980
		662,318
	Leisure Products — 1.0%
9,537	YETI Holdings, Inc. (a)	300,606
	Life Sciences Tools & Services — 0.9%
889	Medpace Holdings, Inc. (a)	279,021
	Machinery — 3.4%
1,575	Alamo Group, Inc.	343,948
6,270	Flowserve Corp.	328,235
2,054	SPX Technologies, Inc. (a)	344,415
		1,016,598
	Media — 1.0%
5,351	New York Times (The) Co., Class A	299,549
	Metals & Mining — 1.7%
2,184	Alpha Metallurgical Resources, Inc. (a)	245,656
1,422	Royal Gold, Inc.	252,889
		498,545
	Oil, Gas & Consumable Fuels — 0.8%
3,553	Core Natural Resources, Inc.	247,786
Shares	Description	Value

	Pharmaceuticals — 1.0%
9,292	Harmony Biosciences Holdings, Inc. (a)	$293,627
	Professional Services — 6.1%
2,340	Booz Allen Hamilton Holding Corp.	243,664
5,821	ExlService Holdings, Inc. (a)	254,901
3,317	Insperity, Inc.	199,418
4,048	Parsons Corp. (a)	290,525
1,222	Paycom Software, Inc.	282,771
1,435	Paylocity Holding Corp. (a)	260,008
20,781	Upwork, Inc. (a)	279,297
		1,810,584
	Semiconductors & Semiconductor Equipment — 1.1%
3,070	Cirrus Logic, Inc. (a)	320,063
	Software — 7.5%
1,209	Appfolio, Inc., Class A (a)	278,409
3,475	Docusign, Inc. (a)	270,668
6,048	Dynatrace, Inc. (a)	333,910
1,360	InterDigital, Inc.	304,953
1,611	Manhattan Associates, Inc. (a)	318,124
7,642	Pegasystems, Inc.	413,661
1,817	PTC, Inc. (a)	313,142
		2,232,867
	Specialty Retail — 3.4%
3,697	Abercrombie & Fitch Co., Class A (a)	306,297
7,462	Chewy, Inc., Class A (a)	318,030
5,444	Urban Outfitters, Inc. (a)	394,908
		1,019,235
	Textiles, Apparel & Luxury Goods — 1.9%
2,937	Crocs, Inc. (a)	297,460
2,505	Deckers Outdoor Corp. (a)	258,190
		555,650
	Trading Companies & Distributors — 1.7%
1,200	Applied Industrial Technologies, Inc.	278,940
527	Watsco, Inc.	232,734
		511,674
	Total Common Stocks	29,621,544
	(Cost $28,602,376)
MONEY MARKET FUNDS — 0.1%
31,028	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	31,028
	(Cost $31,028)

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$829	Bank of America Corp., 4.39% (b), dated 06/30/25, due 07/01/25, with a maturity value of $829. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $846. (c)	$829
	(Cost $829)

	Total Investments — 100.0%	29,653,401
	(Cost $28,634,233)
	Net Other Assets and Liabilities — (0.0)%	(7,879)
	Net Assets — 100.0%	$29,645,522

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 29,621,544	$ 29,621,544	$ —	$ —
Money Market Funds	31,028	31,028	—	—
Repurchase Agreements	829	—	829	—
Total Investments	$29,653,401	$29,652,572	$829	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 3.7%
6,391	Aristocrat Leisure Ltd. (AUD)	$274,120
	Bermuda — 0.4%
95,000	China Ruyi Holdings Ltd. (HKD) (c) (d)	30,618
	Cayman Islands — 17.1%
5,062	Hello Group, Inc., ADR	42,723
16,763	iQIYI, Inc., ADR (c)	29,671
729	JOYY, Inc., ADR	37,113
31,419	Kuaishou Technology (HKD) (c) (e) (f)	253,355
1,533	NetEase Cloud Music, Inc. (HKD) (c) (e) (f)	47,064
2,672	NetEase, Inc., ADR	359,598
4,423	Tencent Holdings Ltd. (HKD)	283,412
10,522	Tencent Music Entertainment Group, ADR	205,074
		1,258,010
	Greece — 0.7%
2,152	OPAP S.A. (EUR)	48,798
	Guernsey — 0.6%
4,105	Super Group SGHC Ltd.	45,032
	Ireland — 4.3%
1,097	Flutter Entertainment PLC (c)	313,479
	Isle Of Man — 1.5%
7,662	Entain PLC (GBP)	94,760
3,000	Playtech PLC (GBP)	15,484
		110,244
	Italy — 0.8%
2,014	Lottomatica Group S.p.A. (EUR)	55,894
	Japan — 14.8%
4,000	Capcom Co., Ltd. (JPY)	137,023
1,100	Konami Group Corp. (JPY)	174,275
4,761	Nexon Co., Ltd. (JPY) (d)	96,208
3,490	Nintendo Co., Ltd. (JPY)	336,386
10,315	Sony Group Corp. (JPY)	267,178
1,000	Square Enix Holdings Co., Ltd. (JPY)	74,963
		1,086,033
	Luxembourg — 4.7%
456	Spotify Technology S.A. (c)	349,907
	South Korea — 1.7%
335	Krafton, Inc. (KRW) (c)	90,104
497	SOOP Co., Ltd. (KRW)	33,585
		123,689
	Sweden — 2.3%
1,818	Betsson AB, Class B (SEK)	38,413
1,663	Evolution AB (SEK) (e) (f)	132,113
		170,526
Shares	Description	Value

	Switzerland — 0.8%
2,043	Sportradar Group AG, Class A (c)	$57,367
	United States — 46.5%
2,841	Advanced Micro Devices, Inc. (c)	403,138
5,771	DraftKings, Inc., Class A (c)	247,518
1,808	Electronic Arts, Inc.	288,738
10,143	fuboTV, Inc. (c)	39,152
4,914	GameStop Corp., Class A (c) (d)	119,852
1,007	Light & Wonder, Inc. (c)	96,934
2,591	MGM Resorts International (c)	89,104
274	Netflix, Inc. (c)	366,922
1,906	Penn Entertainment, Inc. (c)	34,060
4,490	ROBLOX Corp., Class A (c)	472,348
1,535	Roku, Inc. (c)	134,911
3,713	Rumble, Inc. (c) (d)	33,343
2,480	Rush Street Interactive, Inc. (c)	36,952
1,233	Take-Two Interactive Software, Inc. (c)	299,434
3,717	Unity Software, Inc. (c)	89,951
2,956	Walt Disney (The) Co.	366,574
26,658	Warner Bros. Discovery, Inc. (c)	305,501
		3,424,432
	Total Common Stocks	7,348,149
	(Cost $5,722,551)
MONEY MARKET FUNDS — 0.1%
5,702	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (g)	5,702
	(Cost $5,702)

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.5%
$258,536	Bank of America Corp., 4.39% (g), dated 06/30/25, due 07/01/25, with a maturity value of $258,568. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $263,707. (h)	$258,536
	(Cost $258,536)

	Total Investments — 103.5%	7,612,387
	(Cost $5,986,789)
	Net Other Assets and Liabilities — (3.5)%	(254,317)
	Net Assets — 100.0%	$7,358,070

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $251,980 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $258,536.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Communication Services	64.2%
Consumer Discretionary	25.8
Information Technology	6.5
Repurchase Agreements	3.4
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	67.4%
JPY	14.3
HKD	8.1
AUD	3.6
SEK	2.2
KRW	1.6
GBP	1.4
EUR	1.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,348,149	$ 7,348,149	$ —	$ —
Money Market Funds	5,702	5,702	—	—
Repurchase Agreements	258,536	—	258,536	—
Total Investments	$7,612,387	$7,353,851	$258,536	$—

*	See Portfolio of Investments for country breakout.

First Trust Balanced Income ETF (FTBI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) — 99.9%
	Capital Markets — 99.9%
25,929	First Trust BuyWrite Income ETF	$592,478
10,362	First Trust Core Investment Grade ETF	218,224
6,522	First Trust Intermediate Duration Investment Grade Corporate ETF	136,832
6,285	First Trust Intermediate Government Opportunities ETF	126,643
7,074	First Trust Limited Duration Investment Grade Corporate ETF	135,255
5,994	First Trust Long Duration Opportunities ETF	128,391
2,565	First Trust Low Duration Opportunities ETF	126,352
14,493	First Trust Nasdaq BuyWrite Income ETF	283,483
4,977	First Trust Smith Opportunistic Fixed Income ETF	218,441
8,106	FT Vest Gold Strategy Target Income ETF®	175,981
8,319	FT Vest Rising Dividend Achievers Target Income ETF	205,562
4,053	FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	199,002
9,393	FT Vest SMID Rising Dividend Achievers Target Income ETF	192,650
12,501	FT Vest Technology Dividend Target Income ETF	334,777

	Total Investments — 99.9%	3,074,071
	(Cost $3,064,532)
	Net Other Assets and Liabilities — 0.1%	3,554
	Net Assets — 100.0%	$3,077,625

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 3,074,071	$ 3,074,071	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Balanced Income ETF (FTBI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2025, and for the fiscal year-to-date period ( (commencement of investment operations) to June 30, 2025) are as follows:

Security Name	Shares at 6/30/2025	Value at 5/28/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2025	Dividend Income
First Trust BuyWrite Income ETF	25,929	$—	$3,526,603	$(2,962,388)	$3,371	$24,892	$592,478	$4,226
First Trust Core Investment Grade ETF	10,362	—	1,305,267	(1,091,119)	415	3,661	218,224	777
First Trust Intermediate Duration Investment Grade Corporate ETF	6,522	—	818,380	(684,158)	240	2,370	136,832	522
First Trust Intermediate Government Opportunities ETF	6,285	—	757,792	(633,214)	144	1,921	126,643	519
First Trust Limited Duration Investment Grade Corporate ETF	7,074	—	810,326	(676,274)	71	1,132	135,255	513
First Trust Long Duration Opportunities ETF	5,994	—	769,569	(641,957)	(60)	839	128,391	435
First Trust Low Duration Opportunities ETF	2,565	—	757,769	(631,759)	(77)	419	126,352	436
First Trust Nasdaq BuyWrite Income ETF	14,493	—	1,690,705	(1,417,415)	773	9,420	283,483	2,725
First Trust Smith Opportunistic Fixed Income ETF	4,977	—	1,306,944	(1,092,203)	299	3,401	218,441	771
FT Vest Gold Strategy Target Income ETF®	8,106	—	1,062,210	(879,906)	(1,703)	(4,620)	175,981	357
FT Vest Rising Dividend Achievers Target Income ETF	8,319	—	1,220,064	(1,027,812)	1,830	11,480	205,562	1,448
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	4,053	—	1,186,259	(995,012)	581	7,174	199,002	1,419
FT Vest SMID Rising Dividend Achievers Target Income ETF	9,393	—	1,152,240	(963,252)	281	3,381	192,650	1,371
FT Vest Technology Dividend Target Income ETF	12,501	—	1,976,785	(1,673,885)	3,375	28,502	334,777	2,168
		$—	$18,340,913	$(15,370,354)	$9,540	$93,972	$3,074,071	$17,687

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust SMID Capital Strength ETF
First Trust SMID Growth Strength ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index, Nasdaq US Smart TransportationTM Index, The SMID Capital Strength Index, and The SMID Growth Strength Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.
Emerging Markets Equity Select ETF
Nasdaq Riskalyze Emerging MarketsTM Index is a trademark or service mark of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and has been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. Nasdaq Riskalyze Emerging MarketsTM Index is a product of Nitrogen Wealth. RISKALYZE® and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
S&P 500® Sector-Neutral Dividend Aristocrats Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have

First Trust Exchange-Traded Fund VI
Additional Information (Continued)
June 30, 2025 (Unaudited)
been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Balanced Income ETF
“Bloomberg®” and Bloomberg Moderate Allocation Income Focus Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.